Long-Term Debt, Excluding Current Maturities (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 2,208	$ 2,779
Less - current maturities	(1,480)	(1,175)
Long-term debt, excluding current maturities	728	1,604
U.S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,133	950
Annual interest rate, minimum	1.88%
Annual interest rate, maximum	5.00%
NIS - Linked To The CPI [Member]
Debt Instrument [Line Items]
Long-term debt		57
Annual interest rate, minimum	4.50%
Annual interest rate, maximum	6.50%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	95	554
Annual interest rate, minimum	2.17%
Annual interest rate, maximum	3.00%
In NIS (Linked To The Prime Rate) [Member]
Debt Instrument [Line Items]
Long-term debt	980	472
Annual interest rate, minimum	5.25%
Annual interest rate, maximum	7.00%
Annual interest rate above prime, minimum	0.90%
Annual interest rate above prime, maximum	3.00%
NIS - Not Linked [Member]
Debt Instrument [Line Items]
Long-term debt		$ 746
Annual interest rate, minimum	7.60%
Annual interest rate, maximum	8.40%